Statutory Reserve	6 Months Ended
Dec. 31, 2022
Statutory Reserve [Abstract]
STATUTORY RESERVE

14. STATUTORY RESERVE

WFOE, Pop Culture, Pupu Sibo, Pop Network, Guangzhou Shuzhi, Shenzhen Pop, Xiamen Shuzhi, Pupu Digital, Fujian Shuzhi Fuxin Exhibition Co., Ltd., and Pop Sikai are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before the distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital, which was $2,663,330 and $1,608,689 as of December 31, 2021 and 2022, respectively. This statutory reserve is not distributable in the form of cash dividends.

For the six months ended December 31, 2021 and 2022, the Company provided statutory reserve as follows:

Balance — June 30, 2021	$1,241,573
Appropriation to statutory reserve	150,197
Balance — December 31, 2021	1,391,770
Appropriation to statutory reserve	257,796
Balance — June 30, 2022	1,499,369
Appropriation to statutory reserve	109,320
Balance — December 31, 2022	$1,608,689